Basis of preparation	9 Months Ended
Sep. 30, 2022
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2022 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2021, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on November 7, 2022.
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2021, except for taxes on income. Taxes on income are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The preparation of our consolidated interim financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions in light of the COVID-19 pandemic, supply chain disruptions, high inflation, as well as the ongoing conflict between Ukraine and Russia. Actual results could differ from these estimates. The Directors have, at the time of approving the financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future given the cash funds available and the current forecast cash outflows. Thus, the Company continues to adopt the going concern basis of accounting in preparing the financial statements.

Recently Issued and Not Yet Adopted Accounting Pronouncements under IFRS
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Based upon our current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the amended standard.